MATERIAL EVENTS DURING THE PERIOD (Details Narrative)			1 Months Ended			6 Months Ended
	Jul. 27, 2023 USD ($) $ / shares	Jun. 22, 2023 $ / shares shares	Jul. 31, 2023 USD ($)	Feb. 28, 2023 USD ($) $ / shares	Jan. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 € / shares	Jun. 27, 2023 $ / shares	Mar. 07, 2023 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 € / shares
IfrsStatementLineItems [Line Items]
Par value per share | (per share)							€ 1,000			$ 0.0001	€ 1
Floor price per share	$ 1.10
Number of shares issued | shares					864,000				1,000,000
Warrant exercise description						Warrant A was valued at $0.0635 which is half of the share market price at the end of the period, assuming cashless exercise. Warrants A were considered to be a derivative financial liability. The terms of warrants B specify that each warrant has a cash exercise price of $0.24. Warrant B was valued at $0.0602 by using the Black-Scholes option-pricing
Expected volatility					81.92%
Risk-free interest rate					3.42%
Net proceeds from offering | $						$ 2,580,000
Capital raise fee | $						$ 660,000
Expected term					3 years
Expected dividend | $					$ 0
Proceeds from issuing equity | $					27,000,000
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Investment property | $					$ 101,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants exercise price per share								$ 0.0204
Expected volatility						70.39%
Risk-free interest rate						4.13%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share						$ 0.0001
Number of shares issued | shares									3,525,000
Warrant B [member]
IfrsStatementLineItems [Line Items]
Warrant cash exercise price						0.24
Warrant exercise price						0.0602
Underwriter warrant [member]
IfrsStatementLineItems [Line Items]
Warrants price per share						0.0575
Warrant exercise price						$ 0.264
Expected volatility						70.39%
Risk-free interest rate						4.13%
Warrants issued | shares						666,667
Standby equity purchase agreement [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | $			$ 450,000	$ 25,000,000
Description of share-based payment arrangement				(i) equal to 96% of the weighted average price (“VWAP”) of the common stock during the applicable pricing period (ii) equal to 97% of the lowest VWAP of the common stock during a pricing period of 3 consecutive trading days commencing on the relevant period.
Notional amount | $				$ 3,500,000
Par value per share				$ 3.65
Purchase price of per share				$ 1.10
Repayments of borrowings | $	$ 500,000		$ 1,500,000
Standby equity purchase agreement [member] | First installment [member]
IfrsStatementLineItems [Line Items]
Notional amount | $				$ 1,500,000
Standby equity purchase agreement [member] | Second installment [member]
IfrsStatementLineItems [Line Items]
Notional amount | $				$ 2,000,000
Prepaid advance percentage				92.00%
Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares						13,333,333
Warrant term description		(i) the thirty day anniversary of the date of the Underwriting Agreement and (ii) the date on which the aggregate composite trading volume of the Company’s ordinary shares as reported by Bloomberg LP beginning on the date of the Underwriting Agreement exceeds 15,000,000 ordinary shares, a holder of Warrant A warrants may also provide notice and elect a “cashless exercise” pursuant to which the holder would receive an aggregate number of ordinary shares equal to the product of (x) the aggregate number of ordinary shares that would be issuable upon a cash exercise and (y) $0.50. As of the date of publication of these financial statements, an aggregate of 15,195,332 Warrant A warrants were cashless exercised into an aggregate of 7,597,665 ordinary shares.
Underwriting agreement [member] | Public offering [member]
IfrsStatementLineItems [Line Items]
Description of share-based payment arrangement		(a) up to 1,999,999 additional ordinary shares (15% of the Firm Shares) at a subscription price per share of $0.24 (100% of the public offering price allocated to each Firm Share) (the “Option Shares” and together with the Firm Shares, the “Shares”) or Pre-Funded Warrants to subscribe for up to 1,999,999 ordinary shares at a price per share of $0.2399 (100% of the public offering price allocated to each Firm Share less $0.0001) and the remaining non pre-funded exercise price of each pre-funded warrant will be $0.0001 per share, and/or (b) 1,999,999 warrants in the form of Warrant A to subscribe for an aggregate of 1,999,999 ordinary shares (15% of the Firm Warrants) at an exercise price of $0.24 per warrant (100% of the public offering price allocated to each set of warrants in the form of Warrant A), and/or (c) 1,999,999 warrants in the form of Warrant B to purchase an aggregate of 1,999,999 ordinary shares (15% of the Firm Warrants) at a purchase price of $0.24 per warrant (100% of the public offering price allocated to each set of warrants in the form of Warrant B) (the “Option Warrants” and together with the Firm Warrants and Pre-Funded Warrants, if any, the “Warrants”), which may be subscribed for in any combination of Option Shares and/or the Option Warrants.
Underwriting agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		7,597,665
Underwriting agreement [member] | Ordinary shares [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		13,333,333
Underwriting agreement [member] | Ordinary shares [member] | Public offering [member]
IfrsStatementLineItems [Line Items]
Par value per share		$ 0.24
Number of shares issued | shares		1,999,999
Underwriting agreement [member] | Prefunded warrant [member] | Public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		1,999,999
Warrants exercise price per share		$ 0.0001
Warrants price per share		$ 0.2399
Underwriting agreement [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Warrant cashless exercised | shares		15,195,332
Underwriting agreement [member] | Warrant A [member] | Public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		1,999,999
Warrants exercise price per share		$ 0.24
Underwriting agreement [member] | Warrant B [member] | Public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		1,999,999
Warrants price per share		$ 0.24
Underwriting agreement [member] | EF hutton llc [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		13,333,333
Warrants exercise price per share		$ 0.24
Underwriting agreement [member] | EF hutton llc [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		13,333,333
Warrants exercise price per share		$ 0.24
Underwriting agreement [member] | EF hutton llc [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share		$ 0.24
Number of shares issued | shares		13,333,333